Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 24, 2017	Dec. 31, 2016
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 483	$ 1,117
Net amount recognized in the statement of financial position	483	1,117
Other offsetting agreements	(466)	(1,054)
Total net amount	17	63
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(2,394)	(1,734)
Net amount recognized in the statement of financial position	(2,394)	(1,734)
Other offsetting agreements	466	1,261
Total net amount	$ (1,928)	$ (473)